LOANS AND BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2017
LOANS AND BORROWINGS [abstract]
Schedule of current loans and borrowings
		2016			2017
	Effective interest rate and final maturity	Loans	Notes	Total	Loans	Notes	Total

Short-term loans and borrowings
General loans****	LIBOR+0.35% to 0.75% per annum with maturity within one year	10,361	-	10,361	8,779	-	8,779
		10,361	-	10,361	8,779	-	8,779
Loans and borrowings due within one year
For Tangguh LNG Project**	LIBOR+0.19% to 0.335% per annum with maturity within one year	215	-	215	212	-	212
Notes*		-	9,102	9,102	-	4,901	4,901
		215	9,102	9,317	212	4,901	5,113
		10,576	9,102	19,678	8,991	4,901	13,892

Schedule of non-current loans and borrowings
		2016			2017
	Effective interest rate and final maturity	Loans	Notes	Total	Loans	Notes	Total
For Tangguh LNG Project**	LIBOR+0.19% to 0.335% per annum with maturity through to 2021	758	-	758	502	-	502
For Tangguh LNG III Project ***	LIBOR+1.37% to 3.45% per annum with maturity through 2021 to 2029	327	-	327	777	-	777
Notes*		-	129,713	129,713	-	117,079	117,079
		1,085	129,713	130,798	1,279	117,079	118,358

Schedule of detailed information about notes
Issued by	Maturity	Coupon Rate	Outstanding Principal Amount
			December 31, 2017	December 31,2016
			USD million	USD million

CNOOC Finance (2003) Limited	Due in 2033	5.500%	300	300
CNOOC Finance (2011) Limited	Due in 2021	4.25%	1,500	1,500
CNOOC Finance (2011) Limited	Due in 2041	5.75%	500	500
CNOOC Finance (2012) Limited	Due in 2022	3.875%	1,500	1,500
CNOOC Finance (2012) Limited	Due in 2042	5.000%	500	500
CNOOC Finance (2013) Limited	Due in 2018	1.750%	750	750
CNOOC Finance (2013) Limited	Due in 2023	3.000%	2,000	2,000
CNOOC Finance (2013) Limited	Due in 2043	4.250%	500	500
CNOOC Nexen Finance (2014) ULC	Matured in 2017	1.625%	-	1,250
CNOOC Nexen Finance (2014) ULC	Due in 2024	4.25%	2,250	2,250
CNOOC Nexen Finance (2014) ULC	Due in 2044	4.875%	500	500
Nexen	Matured in 2017	5.65%	-	62
Nexen	Due in 2019	6.2%	300	300
Nexen	Due in 2028	7.4%	200	200
Nexen	Due in 2032	7.875%	500	500
Nexen	Due in 2035	5.875%	790	790
Nexen	Due in 2037	6.4%	1,250	1,250
Nexen	Due in 2039	7.5%	700	700
CNOOC Finance (2015) U.S.A. LLC	Due in 2025	3.500%	2,000	2,000
CNOOC Finance (2015) Australia Pty Ltd	Due in 2020	2.625%	1,500	1,500
CNOOC Finance (2015) Australia Pty Ltd	Due in 2045	4.200%	300	300

Schedule of maturities of long-term bank loans

	2016	2017

Repayable:
Within one year	215	212
After one year but within two years	225	212
After two years but within three years	225	212
After three years but within four years	225	108
After four years but within five years	97	61
After five years	313	686
	1,300	1,491

Amount due within one year shown under current liabilities	(215)	(212)

	1,085	1,279

Schedule of supplemental information with respect to the long-term bank loans
			Maximum	Average	Weighted
		Weighted	amount	amount	average
		average	outstanding	outstanding	interest rate
For the year ended	Balance	interest rate	during the	during the	during the
December 31	at year end	at year end	year	year (1)	year (2)

2016	1,300	1.74%	1,369	1,199	1.29%
2017	1,491	2.52%	1,491	1,396	2.13%